7. CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Notes Payable
Convertible notes payable

Convertible notes payable are comprised of the following:

	March 31, 2014	December 31, 2013
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $89,864 and $119,274, respectively	$149,136	119,726
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $17,712	–	10,059
Convertible note payable, due December 19, 2013	–	32,500

	March 31, 2014	December 31, 2013
Convertible note payable, due July 1, 2014, net of unamortized debt discount and OID of $12,478	$–	$15,492
Convertible note payable, due April 15, 2014, net of unamortized debt discount of $12,231	–	20,269
Convertible note payable, due May 15, 2014, net of unamortized debt discount of $13,500	–	14,000
Convertible note payable, due January 24, 2015, net of unamortized debt discount of $6,897 and $36,977, respectively	5,236	13,023
Convertible note payable, due August 21, 2014, net of unamortized debt discount and OID of $19,925	–	11,287
Convertible promissory notes, due June 18, 2014, net of unamortized debt discount of $19,973	–	12,527
Convertible promissory note, due July 14, 2014, net with unamortized debt discount and OID of $11,075 and $20,569, respectively	27,425	17,931
Convertible promissory note, due August 16, 2014, net of unamortized debt discount and OID of $14,556 and $24,049, respectively	23,944	14,451
Convertible promissory note, due October 22, 2014, net of unamortized debt discount and OID of $17,530 and $25,226, respectively	13,683	5,986
Convertible promissory note, due November 1, 2014, net of unamortized debt discount and OID of $33,048 and $47,226, respectively	24,452	10,274
Convertible promissory note, due September 10, 2014, net of unamortized debt discount of $24,919 and $38,678, respectively	17,581	3,822
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $37,375 and $48,625, respectively	12,625	1,375
Convertible promissory note, due October 10, 2014, net of unamortized debt discount of $22,809	9,691	–
Convertible promissory note, due November 14, 2014, net of unamortized debt discount of $22,800	4,700	–
Convertible promissory note, due February 20, 2015, net of unamortized debt discount and OID of $22,291	2,679	–
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $40,838	9,162	–
Total	300,314	302,722
Less short term portion	(300,314)	(278,266)
Long term portion	$–	$24,456

	December 31, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $26,301	–	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $18,904	–	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $119,274 and $43,326, respectively	119,726	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $30,852	–	1,648
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $17,712	10,059	–
Convertible note payable, due December 19, 2013	32,500

Convertible note payable, due July 1, 2014, net of unamortized debt discount and OID of $12,478	$15,492	$–
Convertible note payable, due April 15, 2014, net of unamortized debt discount of $12,231	20,269	–
Convertible note payable, due May 15, 2014, net of unamortized debt discount of $13,500	14,000	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount of $36,977	13,023	–
Convertible note payable, due August 21, 2014, net of unamortized debt discount and OID of $19,925	11,287	–
Convertible promissory notes, due June 18, 2014, net of unamortized debt discount of $19,973	12,527	–
Convertible promissory note, due July 14, 2014, net with unamortized debt discount and OID of $20,569	17,931	–
Convertible promissory note, due August 16, 2014, net of unamortized debt discount and OID of $24,049	14,451	–
Convertible promissory note, due October 22, 2014, net of unamortized debt discount and OID of $25,226	5,986	–
Convertible promissory note, due November 1, 2014, net of unamortized debt discount and OID of $47,226	10,274	–
Convertible promissory note, due September 10, 2014, net of unamortized debt discount of $38,678	3,822	–
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $48,625	1,375	–
Total	302,722	75,649
Less short term portion	(278,266)	(68,975)
Long term portion	$24,456	$6,674